UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [ ]; Amendment Number:
     This Amendment   [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Basswood Capital Management, L.L.C.
Address:  645 Madison Avenue
          10th Floor
          New York, New York 10022

Form 13F File Number:  028-10569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500

Signature, Place, and Date of Signing:

/s/ Matthew Lindenbaum     New York, New York       May 12, 2006
     [Signature]                [City, State]         [Date]


Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  6*

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $2,578,172(in thousands)

List of Other Included Managers:

 No. Form 13F File No. Name
 1   028-10565         Basswood Financial Partners, L.P.
 2   028-10566         Basswood Opportunity Fund, Inc.
 3   028-10567         Basswood International Fund, Inc.
 4   028-10568         Basswood Opportunity Partners, L.P.
 5   028-10570         Basswood Partners, L.L.C.
 6   028-11843         Whitewood Financial Partners, L.P.


* Messrs. Bennett and Matthew Lindenbaum, as Principals of Basswood Partners, L.L.C. and Basswood Capital Management, L.L.C., have investment discretion over the investment portfolios reported herein.

                                   Title of              Market Value   SH/Prn     SH/  PUT/ Investment    Other    Voting Authority
Name of Issuer                      Class        CUSIP     (x1,000)     Amount     Prn  CALL Discretion  Managers   Sole Shared None
Acco Brands Corp                Common         00081T108      18,695     842,102   SH         DEFINED      2,4,5           x
Advanced Auto Parts, Inc        Common         00751Y106      18,558     445,689   SH         DEFINED      2,4,5           x
Allstate Corp                   Common         020002101      14,213     272,750   SH         DEFINED      1,3,5           x
American Intl Group, Inc.       Common         026874107      17,987     272,162   SH         DEFINED      1,3,5           x
Astoria Finl Corp.              Common         046265104      36,069   1,165,026   SH         DEFINED      1,5,6           x
Autozone Inc.                   Common         053332102      22,943     230,140   SH         DEFINED     2,4,5,6          x
Bank of America Corp            Common         060505104      89,764   1,971,104   SH         DEFINED   1,2,3,4,5,6        x
Bank of New York Inc.           Common         064057102      51,591   1,431,486   SH         DEFINED   1,2,3,4,5,6        x
Bay View Cap Corp. Del          Common New     07262L309         163       9,298   SH         DEFINED       1,5            x
BB&T Corporation                Common         054937107      31,698     808,617   SH         DEFINED     1,3,5,6          x
Bear Stearns Cos Inc.           Common         073902108      65,033     468,873   SH         DEFINED    1,3,4,5,6         x
Bearingpoint Inc                Common         074002106      11,412   1,344,211   SH         DEFINED      2,4,5           x
Beazer Homes USA Inc.           Common         07556Q105       2,481      37,762   SH         DEFINED       4,5            x
Brookfield Pptys Corp.          Common         112900105       3,005      88,000   SH         DEFINED       1,5            x
Burlington Northern Santa Fe    Common         12189T104       7,500      90,000   SH         DEFINED       4,5            x
Cemex S A                       Spon ADR 5 Ord 151290889      35,615     545,572   SH         DEFINED      4,5,6           x
CIT Group Inc.                  Common         125581108      10,325     192,919   SH         DEFINED      1,3,5           x
Citigroup Inc.                  Common         172967101     123,854   2,622,354   SH         DEFINED   1,2,3,4,5,6        x
City Natl Corp.                 Common         178566105       5,737      74,705   SH         DEFINED      1,5,6           x
Comerica, Inc.                  Common         200340107       5,798     100,016   SH         DEFINED      1,5,6           x
Commerce Bancorp Inc. NJ        Common         200519106     154,885   4,226,064   SH         DEFINED   1,2,3,4,5,6        x
Conseco Inc.                    Common New     208464883       1,119      45,084   SH         DEFINED       1,5            x
Countrywide Fin Corp.           Common         222372104      38,010   1,035,700  Calls       DEFINED   1,2,3,4,5,6        x
Countrywide Fin Corp.           Common         222372104     235,352   6,412,858   SH         DEFINED   1,2,3,4,5,6        x
Dell Inc                        Common         24702R101      20,035     673,222   SH         DEFINED     2,4,5,6          x
Dollar General Corp             Common         256669102       5,056     286,130   SH         DEFINED      2,4,5           x
Fidelity National Finl Inc.     Common         316326107      25,414     715,277   SH         DEFINED     1,3,5,6          x
Fidelity Natl Title Group, Inc. Cl A           31620R105      47,337   2,078,918   SH         DEFINED   1,2,3,4,5,6        x
Fifth Third Bancorp             Common         316773100       3,684      93,607   SH         DEFINED       1,5            x
First Amern Corp. Calif         Common         318522307      48,161   1,229,852   SH         DEFINED   1,2,3,4,5,6        x
First Data Corp                 Common         319963104       2,441      52,126   SH         DEFINED       1,5            x
Foot Locker, Inc.               Common         344849104      13,269     555,650   SH         DEFINED      2,4,5           x
Friedman Billings Ramsey Gro    Cl A           358434108       2,306     245,799   SH         DEFINED     1,4,5,6          x
Hilb Rogal & Hobbs Co           Common         431294107      22,205     538,689   SH         DEFINED      1,3,5           x
JP Morgan Chase & Co.           Common         46625H100      32,184     772,901   SH         DEFINED      1,5,6           x
LaFarge North America, Inc.     Common         505862102       2,546      30,305   SH         DEFINED      4,5,6           x
Lakeland Bancorp Inc.           Common         511637100       2,054     131,998   SH         DEFINED        5             x
Laureate Education Inc.         Common         518613104      37,055     694,690   SH         DEFINED     2,4,5,6          x
Lennar Corp.                    Cl A           526057104      22,814     377,842   SH         DEFINED     1,4,5,6          x
M/I Homes Inc                   Common         55305B101      66,472   1,414,294   SH         DEFINED   1,2,3,4,5,6        x
Masco Corp.                     Common         574599106      38,188   1,175,380   SH         DEFINED     2,4,5,6          x
McGraw-Hill Cos Inc.            Common         580645109      39,001     676,867   SH         DEFINED    1,2,3,4,5         x
MDC Holdings Inc.               Common         552676108      97,177   1,511,073   SH         DEFINED   1,2,3,4,5,6        x
Microsoft Corp                  Common         594918104      10,077     370,355   SH         DEFINED      2,4,5           x
National City Corp.             Common         635405103         409      11,728   SH         DEFINED        5             x
Navigant Consulting Inc.        Common         63935N107      11,088     519,345   SH         DEFINED      2,4,5           x
NBTY Inc                        Common         628782104       2,293     101,807   SH         DEFINED       4,5            x
Pacific Capital Bancorp New     Common         69404P101       3,338      98,640   SH         DEFINED      1,5,6           x
Pulte Homes Inc.                Common         745867101      81,290   2,115,837   SH         DEFINED     1,4,5,6          x
Royal Caribbean Cruises Ltd.    Common         V7780T103       8,058     191,760   SH         DEFINED      4,5,6           x
Sovereign Bancorp Inc.          Common         845905108      47,084   2,148,990   SH         DEFINED    1,3,4,5,6         x
Spectrum Brands, Inc.           Common         84762L105      25,661   1,181,458   SH         DEFINED     2,4,5,6          x
Standard Pac Corp New           Common         85375C101      64,605   1,921,611   SH         DEFINED   1,2,3,4,5,6        x
Suntrust Banks Inc.             Common         867914103      44,749     615,027   SH         DEFINED   1,2,3,4,5,6        x
Sysco Corp                      Common         871829107      24,793     773,588   SH         DEFINED      2,4,5           x
TCF Financial Corp              Common         872275102       1,440      55,928   SH         DEFINED       1,5            x
Technical Olympic USA, Inc.     Common         878483106      46,743   2,296,932   SH         DEFINED   1,2,3,4,5,6        x
Toll Brothers Inc.              Common         889478103     159,046   4,592,736   SH         DEFINED   1,2,3,4,5,6        x
US Bancorp Del                  Common New     902973304     103,830   3,404,273   SH         DEFINED   1,2,3,4,5,6        x
USI Holdings Corp               Common         90333H101      18,116   1,123,150   SH         DEFINED     1,3,5,6          x
Valspar Corp                    Common         920355104      17,085     613,011   SH         DEFINED      4,5,6           x
Vornado Rlty Tr                 Sh Ben Int     929042109       4,617      48,097   SH         DEFINED       1,5            x
Wabash Natl Corp                Common         929566107      23,978   1,214,051   SH         DEFINED     2,4,5,6          x
Wachovia Corp 2nd New           Common         929903102      40,187     716,976   SH         DEFINED   1,2,3,4,5,6        x
Wal Mart Stores Inc.            Common         931142103      32,082     679,128   SH         DEFINED     2,4,5,6          x
Washington Mut Inc.             Common         939322103      29,553     693,411   SH         DEFINED     1,3,5,6          x
WCI Cmntys Inc.                 Common         92923C104      24,637     885,600  Calls       DEFINED   1,2,3,4,5,6        x
WCI Cmntys Inc.                 Common         92923C104      97,334   3,498,692   SH         DEFINED   1,2,3,4,5,6        x
Wells Fargo & Co New            Common         949746101     118,241   1,851,275   SH         DEFINED   1,2,3,4,5,6        x
Westamerica Bancorporation      Common         957090103       3,139      60,451   SH         DEFINED       1,5            x
Winnebago Inds Inc.             Common         974637100       4,573     150,710   SH         DEFINED      4,5,6           x
Yankee Candle Inc.              Common         984757104         920      33,600   SH         DEFINED       4,5            x
                                                           2,578,172